Supplement to the
Fidelity Advisor® International Value Fund
Class A, Class T,
Class B, and Class C
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AFIV-15-01  August 3, 2015
1.855909.111

Supplement to the
Fidelity Advisor® International Value Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AFIVI-15-02  August 3, 2015
1.855908.112

Supplement to the
Fidelity® Global Equity Income Fund
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
GED-15-01  August 3, 2015
1.962837.102

Supplement to
Fidelity's Broadly Diversified International Equity Funds
December 30, 2014
Prospectus

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information for Fidelity® Overseas Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 10.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information for Fidelity® Worldwide Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 13.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
IBD-15-02  August 3, 2015
1.474896.143

Supplement to the
Fidelity Advisor® International Growth Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 17.

* Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

AIGF-15-01  August 3, 2015
1.885800.110

Supplement to the
Fidelity Advisor® International Growth Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 15.

* Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

AIGFI-15-02  August 3, 2015
1.900374.110

Supplement to the
Fidelity Advisor® International Growth Fund
Class Z
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 14.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AIGFZ-15-01  August 3, 2015
1.9866118.100

Supplement to the
Fidelity® International
Value Fund
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
FIV-15-01  August 3, 2015
1.855562.106

Supplement to the
Fidelity Advisor® Total International Equity Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ATIE-15-01  August 3, 2015
1.885796.112

Supplement to the
Fidelity Advisor® Total International Equity Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ATIEI-15-02  August 3, 2015
1.900377.112

Supplement to the
Fidelity® International Growth Fund and
Fidelity Total International Equity Fund
December 30, 2014
Prospectus

The following information supplements similar information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 21.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
IGF-TIE-15-01  August 3, 2015
1.900378.109